Debt - Additional Information (Detail)				1 Months Ended			1 Months Ended								12 Months Ended	1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Mar. 31, 2011 Global Medium Term Note Programme [Member] EUR (€)	Jul. 31, 2011 CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Jul. 31, 2011 CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] Term Loan [Member] USD ($)	Jul. 31, 2011 CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] Revolving Credit Facility [Member] USD ($)	Oct. 31, 2013 3.250% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Apr. 30, 2013 3.625% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Oct. 31, 2012 3.875% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Nov. 30, 2011 6.250% Notes [Member] CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] USD ($)	Jun. 30, 2010 7.875% Senior Notes [Member] Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member] USD ($)	Mar. 31, 2011 5.250% CIFE Notes [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] Global Medium Term Note Programme [Member] EUR (€)	Mar. 31, 2011 6.250% CIFE Notes [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] Global Medium Term Note Programme [Member] EUR (€)	Jan. 31, 1996 Seven Point Two Five Percent Senior Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member] USD ($)	Dec. 31, 2013 Seven Point Two Five Percent Senior Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member]	Jan. 31, 1996 Seven Point Two Five Percent Senior Notes [Member] Case Corp. (now CNH Industrial America LLC) [Member] Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, available	$ 5,100,000,000
Line of credit facility, unused	2,200,000,000
Weighted-average interest rate on consolidated debt	3.70%	3.90%
Debt issued			10,000,000,000				500,000,000	600,000,000	750,000,000	500,000,000	1,500,000,000	1,000,000,000	1,200,000,000	254,000,000
Debt, maturity year							2017	2018	2015	2016	2017	2015	2018	2016
Debt, fixed interest rate							3.25%	3.625%	3.875%	6.25%	7.875%	5.25%	6.25%	7.25%
Debt, redemption price as a percentage of principal amount											100.00%					100.00%
Debt, redemption description															The 7.250% Senior Notes are redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points.
Credit facility				$ 250,000,000	$ 150,000,000	$ 100,000,000
Credit facility, term				5 years